Restatement of Previously Issued Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Restatement of Previously Issued Consolidated Financial Statements
Summary of effect of the restatement on each financial statement line item

The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the periods, indicated (in thousands):

Consolidated Statement of Operations and Comprehensive loss for the period from July 22, 2023 to December 31, 2023 (Successor)	As Reported	Adjustment	As Restated
Acquired in-process research and development	$—	$348,000	$348,000
Total operating costs and expenses	(29,558)	348,000	318,442
Income (loss) from operations	29,558	(348,000)	(318,442)
Income (loss) before taxes	24,046	(348,000)	(323,954)
Net income (loss) and comprehensive income (loss)	24,046	(348,000)	(323,954)
Basic and diluted net income (loss) per share	$0.65	$(9.37)	$(8.72)

Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit for the period from July 22, 2023 to December 31, 2023 (Successor)	As Reported	Adjustment	As Restated
Accumulated deficit, balance as of July 22, 2023 (Successor)	$(180,856)	$348,000	$167,144
Net income (loss)	$24,046	$(348,000)	$(323,954)